Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 15,885,290	$ 16,599,897	$ 8,839,402
Restricted cash	40,643,553	44,398,144	110,925
Marketable securities			260,417
Short term investments			1,111,483
Accounts receivable, net of allowance for credit losses	25,234,200	26,011,486	16,759,840
Prepaid expenses and other current assets	3,375,955	4,963,268	2,250,303
Total current assets	85,138,998	91,972,795	29,332,370
Property and equipment, net	3,700,414	4,658,579	8,733,023
Operating lease right-of-use assets	3,847,575	4,038,350	2,700,886
Goodwill	62,073,433	61,994,758	62,387,725
Intangible assets, net	9,085,017	10,689,108	11,516,398
Other assets	2,969,331	2,882,015	3,103,744
Total assets	166,814,768	176,235,605	117,774,146
Current liabilities:
Current portion of long-term borrowings	5,196,952	2,783,060	7,785,066
Accounts payable	26,015,170	9,992,164	9,033,635
Accrued expenses and other current liabilities	23,152,873	20,004,468	7,267,190
Current portion of operating lease liabilities	1,004,073	936,685	563,862
Total current liabilities	55,369,068	33,716,377	24,649,753
Convertible debentures	4,027,171
Long-term borrowings, less current portion	86,050,252	85,563,588	10,685,089
Long-term operating lease liabilities	3,068,581	3,299,259	2,223,501
Derivative liabilities	11,705,024	16,765,776	5,376,932
Other liabilities	431,701	731,100	190,521
Total liabilities	160,651,797	140,076,100	43,125,796
Redeemable convertible preferred stock
Redeemable convertible preferred stock		207,417,237	207,417,237
Stockholders’ equity (deficit)
Common stock, value	4,638	8	7
Additional paid-in-capital	267,356,139	70,900,679	4,399,815
Accumulated deficit	(259,945,489)	(240,787,341)	(136,369,447)
Accumulated other comprehensive loss	(1,252,317)	(1,371,078)	(799,262)
Total stockholders’ equity (deficit)	6,162,971	(171,257,732)	(132,768,887)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 166,814,768	176,235,605	117,774,146
Kludein I Acquisition Corp. [Member]
Current assets:
Cash		101,161	400,073
Total current assets		101,161	400,073
Cash and marketable securities held in Trust Account		107,332,749	172,580,609
Total assets		107,433,910	172,980,682
Current liabilities:
Accounts payable and accrued expenses		2,611,826	637,375
Income taxes payable		124,974
Working Capital Loan		421,900
Near Extension Note		686,690
Extension Funds from Sponsor		1,373,380
Total current liabilities		5,218,770	637,375
Deferred tax liability, net		71,622
Derivative liabilities		1,106,000	8,311,710
Deferred underwriting fee payable		6,037,500	6,037,500
Total liabilities		12,433,892	14,986,585
Commitments and contingencies
Class A common stock subject to possible redemption; 10,404,394 and 17,250,000 shares at redemption value of $10.30 and $10.00 as of December 31, 2022 and 2021, respectively		107,207,356	172,500,000
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 280,000,000 shares authorized; none issued or outstanding (excluding 10,404,394 and 17,250,000 shares subject to possible redemption as of December 31, 2022 and 2021, respectively)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of December 31, 2022 and 2021		431	431
Additional paid-in-capital
Accumulated deficit		(12,207,769)	(14,506,334)
Total stockholders’ equity (deficit)		(12,207,338)	(14,505,903)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)		$ 107,433,910	$ 172,980,682